Notes Payable (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 27, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Notes Payable (Details) [Line Items]
Promissory notes		$ 60,000
Interest rate	5.00%			5.00%		5.00%	5.00%
Maturity date						Dec. 31, 2021	Dec. 31, 2021
Interest expense			$ 1,500		$ 3,000		$ 1,000
Notes Payable [Member]
Notes Payable (Details) [Line Items]
Interest expense	$ 1,000						$ 1,000